Consolidated Income Statement - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Income Statement [abstract]
Revenue	¥ 100,269,667	¥ 107,688,907	¥ 91,962,415
Taxes and surcharges	(12,213,927)	(12,075,424)	(12,744,088)
Net sales	88,055,740	95,613,483	79,218,327
Cost of sales	(86,467,995)	(89,838,977)	(72,398,288)
Gross profit	1,587,745	5,774,506	6,820,039
Selling and administrative expenses	(549,885)	(536,114)	(535,259)
Net impairment losses on financial assets	59	(39)	0
Other operating income	150,714	202,617	119,010
Other operating expenses	(21,925)	(32,548)	(21,379)
Other gains - net	153,864	176,690	19,462
Operating profit	1,320,572	5,585,112	6,401,873
Finance income	416,747	443,661	268,379
Finance expenses	(53,784)	(106,249)	(61,047)
Finance income - net	362,963	337,412	207,332
Share of net profit of associates and joint ventures accounted for using the equity method	972,593	885,597	1,243,693
Profit before income tax	2,656,128	6,808,121	7,852,898
Income tax expense	(428,963)	(1,471,903)	(1,698,739)
Profit for the year	2,227,165	5,336,218	6,154,159
Profit attributable to:
Owners of the Company	2,215,728	5,336,331	6,143,222
Non-controlling interests	11,437	(113)	10,937
Profit for the year	¥ 2,227,165	¥ 5,336,218	¥ 6,154,159
Earnings per share attributable to owners of the Company for the year (expressed in RMB per share)
Basic earnings per share	¥ 0.205	¥ 0.493	¥ 0.569
Diluted earnings per share	0.205	0.493	0.568
Earnings per ADS attributable to owners of the Company for the year (expressed in RMB per ADS)
Basic earnings per ADS	20.452	49.303	56.862
Diluted earnings per ADS	¥ 20.452	¥ 49.303	¥ 56.830
Profit for the year	¥ 2,227,165	¥ 5,336,218	¥ 6,154,159
Other comprehensive (loss)/income
Share of other comprehensive (loss)/income of associates and joint ventures accounted for using the equity method	7,449	(7,014)	(810)
Other comprehensive income/(loss)	7,449	(7,014)	(810)
Total comprehensive income for the year	2,234,614	5,329,204	6,153,349
Attributable to:
Owners of the Company	2,223,177	5,329,317	6,142,412
Non-controlling interests	11,437	(113)	10,937
Total comprehensive income for the year	¥ 2,234,614	¥ 5,329,204	¥ 6,153,349